Consolidated Statements of Equity (USD $)		Total	Parent Company [Member]	BIOMED REALTY, L.P. [Member]	Series A Preferred Stock [Member] Parent Company [Member]	Series A Preferred Stock [Member] BIOMED REALTY, L.P. [Member]	Common Stock [Member] Parent Company [Member]	Additional Paid-In Capital [Member] Parent Company [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Parent Company [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] BIOMED REALTY, L.P. [Member]	Dividends in Excess of Earnings [Member] Parent Company [Member]	Total Stockholders'/Partner's Equity [Member] Parent Company [Member]	Total Stockholders'/Partner's Equity [Member] BIOMED REALTY, L.P. [Member]	Noncontrolling Interests [Member] Parent Company [Member]	Noncontrolling Interests [Member] BIOMED REALTY, L.P. [Member]	Limited Partner [Member] Common Stock [Member] BIOMED REALTY, L.P. [Member]	General Partner [Member] Common Stock [Member] BIOMED REALTY, L.P. [Member]
Balance - value - period start at Dec. 31, 2008			$ 1,637,949,000	$ 1,637,949,000	$ 222,413,000	$ 222,413,000	$ 808,000	$ 1,661,009,000	$ (112,126,000)	$ (112,126,000)	$ (146,536,000)	$ 1,625,568,000	$ 1,638,037,000	$ 12,381,000	$ (88,000)	$ 12,469,000	$ 1,515,281,000
Balance - units - period start at Dec. 31, 2008						9,200,000										3,435,514	80,757,421
Balance - shares - period start at Dec. 31, 2008							80,757,421
Stock Issued During Period, Shares, New Issues							17,302,754										17,302,754
Stock Issued During Period, Value, New Issues			174,167,000	174,167,000			173,000	173,994,000				174,167,000	174,167,000				174,167,000
Net issuances of unvested restricted common stock/OP units - shares							581,140										581,140
Net issuances of unvested restricted common stock/OP units - value			(31,000)	(31,000)			6,000	(37,000)				(31,000)	(31,000)				(31,000)
Conversion of OP units to common stock - shares							358,954									(358,954)	358,954
Conversion of OP units to common stock - value							3,000	2,108,000				2,111,000		(2,111,000)		(2,111,000)	2,111,000
Vesting of share-based awards			5,625,000	5,625,000				5,625,000				5,625,000	5,625,000				5,625,000
Reallocation of equity to noncontrolling interests/limited partners								852,000				852,000		(852,000)		79,000	(79,000)
Common stock dividends			(62,652,000)								(62,652,000)	(62,652,000)
OP unit distributions			(2,245,000)	(81,860,000)		(16,963,000)							(81,860,000)	1,468,000		(2,245,000)	(62,652,000)
Net income			60,190,000	60,190,000		16,963,000					(16,963,000)	58,722,000	60,254,000		(64,000)	1,532,000	41,759,000
Preferred stock dividends/unit distributions			(16,963,000)									(16,963,000)
Reclassification of unrealized loss on equity securities			0	0
Unrealized loss on equity securities			537,000	537,000					511,000	537,000		511,000	537,000	26,000
Amortization of deferred interest costs			3,588,000	3,588,000					3,485,000	3,588,000		3,485,000	3,588,000	103,000
Unrealized gain on derivative instruments, net			23,767,000	23,767,000					22,947,000	23,767,000		22,947,000	23,767,000	820,000
Balance - value - period end at Dec. 31, 2009			1,823,932,000	1,823,932,000	222,413,000	222,413,000	990,000	1,843,551,000	(85,183,000)	(84,234,000)	(167,429,000)	1,814,342,000	1,824,084,000	9,590,000	(152,000)	9,724,000	1,676,181,000
Balance - units - period end at Dec. 31, 2009						9,200,000										3,076,560	99,000,269
Balance - shares - period end at Dec. 31, 2009							99,000,269
Net income	[1]		8,219,000	8,219,000
Preferred stock dividends/unit distributions	[1]		442,000
Balance - value - period end at Mar. 31, 2010
Balance - value - period start at Dec. 31, 2009			1,823,932,000		222,413,000		990,000	1,843,551,000				1,814,342,000
Balance - shares - period start at Dec. 31, 2009							99,000,269
Stock Issued During Period, Shares, New Issues							31,426,000
Stock Issued During Period, Value, New Issues			523,672,000				314,000	523,358,000				523,672,000
Balance - value - period end at Sep. 30, 2010
Balance - value - period start at Dec. 31, 2009			1,823,932,000	1,823,932,000	222,413,000	222,413,000	990,000	1,843,551,000	(85,183,000)	(84,234,000)	(167,429,000)	1,814,342,000	1,824,084,000		(152,000)	9,724,000	1,676,181,000
Balance - units - period start at Dec. 31, 2009						9,200,000										3,076,560	99,000,269
Balance - shares - period start at Dec. 31, 2009							99,000,269
Stock Issued During Period, Shares, New Issues																	31,426,000
Stock Issued During Period, Value, New Issues				523,672,000									523,672,000				523,672,000
Net issuances of unvested restricted common stock/OP units - shares							544,930										544,930
Net issuances of unvested restricted common stock/OP units - value			(1,238,000)	(1,238,000)			5,000	(1,243,000)				(1,238,000)	(1,238,000)				(1,238,000)
Conversion of OP units to common stock - shares							75,310									(75,310)	75,310
Conversion of OP units to common stock - value							1,000	(30,000)				(29,000)				29,000	(29,000)
Vesting of share-based awards			6,989,000	6,989,000				6,989,000				6,989,000	6,989,000				6,989,000
Reallocation of equity to noncontrolling interests/limited partners								(1,137,000)				(1,137,000)				1,514,000	(1,514,000)
Common stock dividends			(75,600,000)								(75,600,000)	(75,600,000)
OP unit distributions			(1,895,000)	(94,458,000)		(16,963,000)							(94,458,000)			(1,895,000)	(75,600,000)
Net income			39,314,000	39,314,000		16,963,000					(16,963,000)	38,816,000	39,362,000		(48,000)	546,000	21,853,000
Reclassification of unrealized loss on equity securities			0	0
Marketable Securities, Realized Gain (Loss)			(537,000)	(537,000)					(522,000)	(537,000)		(522,000)	(537,000)
Unrealized loss on equity securities			(74,000)	(74,000)					(72,000)	(74,000)		(72,000)	(74,000)
Amortization of deferred interest costs			7,114,000	7,114,000					6,943,000	7,114,000		6,943,000	7,114,000
Unrealized gain on derivative instruments, net			8,182,000	8,182,000					7,977,000	8,182,000		7,977,000	8,182,000
Balance - value - period end at Dec. 31, 2010			2,312,896,000	2,312,896,000		222,413,000				(69,549,000)			2,313,096,000		(200,000)	9,918,000	2,150,314,000
Balance - units - period end at Dec. 31, 2010						9,200,000										3,001,250	131,046,509
Balance - shares - period end at Dec. 31, 2010							131,046,509
Balance - value - period start at Sep. 30, 2010
Net income	[1]		12,562,000	12,562,000
Preferred stock dividends/unit distributions	[1]		378,000
Balance - value - period end at Dec. 31, 2010			2,312,896,000	2,312,896,000
Net income	[1]		9,737,000	9,737,000
Preferred stock dividends/unit distributions	[1]		141,000
Balance - value - period end at Mar. 31, 2011
Balance - value - period start at Dec. 31, 2010			2,312,896,000	2,312,896,000		222,413,000				(69,549,000)					(200,000)	9,918,000	2,150,314,000
Balance - units - period start at Dec. 31, 2010						9,200,000										3,001,250	131,046,509
Balance - shares - period start at Dec. 31, 2010							131,046,509
Stock Issued During Period, Shares, New Issues		22,562,922
Stock Issued During Period, Value, New Issues		399,600,000
Net issuances of unvested restricted common stock/OP units - shares							470,780										470,780
Net issuances of unvested restricted common stock/OP units - value							5,000	(2,425,000)									(2,420,000)
Conversion of OP units to common stock - shares							21,271									(21,271)	21,271
Conversion of OP units to common stock - value							1,000	(50,000)						49,000		49,000	(49,000)
Preferred Stock Redemption Premium					(30,944,000)	31,109,000					165,000
Vesting of share-based awards								7,582,000									7,582,000
Reallocation of equity to noncontrolling interests/limited partners								(1,947,000)						1,947,000		2,182,000	(2,182,000)
Common stock dividends											(109,574,000)
OP unit distributions						(16,033,000)								(2,386,000)		(2,386,000)	(109,574,000)
Net income		(309,000)	42,714,000	42,714,000		16,198,000					42,189,000			525,000	(44,000)	569,000	25,991,000
Preferred stock dividends/unit distributions											(16,033,000)
Reclassification of unrealized loss on equity securities			5,132,000	5,132,000					5,021,000	5,132,000				111,000
Marketable Securities, Realized Gain (Loss)									69,000	70,000
Unrealized loss on equity securities			(5,131,000)	(5,131,000)					(5,021,000)	(5,131,000)				(110,000)
Amortization of deferred interest costs									6,877,000	7,027,000				150,000
Unrealized gain on derivative instruments, net									3,773,000	3,857,000				84,000
Balance - value - period end at Dec. 31, 2011			2,612,196,000	2,612,196,000	191,469,000	191,469,000	1,541,000	2,773,994,000	(60,138,000)	(58,594,000)	(304,759,000)	2,602,107,000	2,612,440,000	10,089,000	(244,000)	10,332,000	2,469,233,000
Balance - units - period end at Dec. 31, 2011						7,920,000										2,979,979	154,101,482
Balance - shares - period end at Dec. 31, 2011							154,101,482
Balance - value - period start at Sep. 30, 2011
Net income	[1]		15,790,000	15,790,000
Preferred stock dividends/unit distributions	[1]		163,000
Balance - value - period end at Dec. 31, 2011			$ 2,612,196,000	$ 2,612,196,000								$ 2,602,107,000	$ 2,612,440,000

[1]	The sum of quarterly financial data may vary from the annual data due to rounding.